Schedule of Investments - March 31, 2024
Hotchkis & Wiley International Small Cap Diversified Value Fund (Unaudited)

Country Breakdown* (% of net assets)

Japan	30.14%
United Kingdom	11.35%
Canada	9.82%
Australia	7.30%
Italy	5.40%
France	4.12%
Norway	3.94%
Sweden	3.85%
Germany	3.20%
Switzerland	2.69%
Spain	2.66%
Israel	2.46%
Austria	1.46%
Denmark	1.34%
Finland	1.16%
Netherlands	0.97%
Belgium	0.97%
Hong Kong	0.83%
Singapore	0.74%
United States	0.69%
Ireland	0.63%
Poland	0.45%
Ghana	0.38%
Indonesia	0.29%
Turkey	0.28%
Luxembourg	0.18%
New Zealand	0.14%
Czech Republic	0.13%
Short-term securities and other assets in excess of liabilities	2.43%
* Based on country of risk.

	Shares
COMMON STOCKS - 97.57%	Held	Value
COMMUNICATION SERVICES - 1.28%
Entertainment - 0.28%
GungHo Online Entertainment, Inc. (v)	1,300	$20,805

Media - 0.74%
Atresmedia Corp. de Medios de Comunicacion SA (v)	5,000	23,927
ReWorld Media SA (a) (v)	5,000	17,353
RTL Group SA (v)	400	13,496
		54,776
Wireless Telecommunication Services - 0.26%
1&1 AG (v)	1,100	18,987
TOTAL COMMUNICATION SERVICES		94,568

CONSUMER DISCRETIONARY - 8.73%
Automobile Components - 2.39%
AKWEL SADIR (v)	800	12,690
Cie Plastic Omnium SE (v)	1,600	20,837
Exco Technologies Ltd.	2,100	11,503
Gestamp Automocion SA (r) (v)	5,300	17,020
Linamar Corp.	470	24,983
Pirelli & C SpA (r) (v)	4,100	25,104
Toyota Boshoku Corp. (v)	1,100	18,745
TS Tech Company Ltd. (v)	2,600	33,060
Valeo SE (v)	1,000	12,502
		176,444
Automobiles - 0.23%
Kabe Group AB	600	17,265

Distributors - 0.30%
Inchcape PLC (v)	2,400	21,973

Diversified Consumer Services - 0.43%
San Holdings, Inc. (v)	4,600	32,069

Hotels, Restaurants & Leisure - 0.54%
888 Holdings PLC (a) (v)	20,400	22,657
Fast Fitness Japan, Inc. (v)	2,400	16,998
		39,655
Household Durables - 1.19%
Crest Nicholson Holdings PLC (v)	5,300	12,903
Kaufman & Broad SA (v)	500	14,578
MJ Gleeson PLC	4,400	26,602
Persimmon PLC (v)	900	14,922
Redrow PLC (v)	2,300	19,289
		88,294
Leisure Products - 1.27%
Catana Group (v)	2,600	13,181
Fountaine Pajot SA	100	12,838
GLOBERIDE, Inc. (v)	2,600	34,583
Kawai Musical Instruments Manufacturing Company Ltd. (v)	1,400	33,217
		93,819
Specialty Retail - 2.10%
AutoCanada, Inc. (a)	2,300	45,642
Halfords Group PLC (v)	7,200	14,542
IDOM, Inc. (v)	3,100	21,390
JB Hi-Fi Ltd. (v)	650	27,210
Shaver Shop Group Ltd.	19,800	14,580
Super Retail Group Ltd. (v)	1,500	15,741
Vertu Motors PLC	19,300	16,443
		155,548
Textiles, Apparel & Luxury Goods - 0.28%
Mavi Giyim Sanayi Ve Ticaret AS (r)	9,400	20,498
TOTAL CONSUMER DISCRETIONARY		645,565

CONSUMER STAPLES - 3.39%
Beverages - 0.47%
AG Barr PLC	2,100	15,426
Britvic PLC (v)	1,900	19,678
		35,104
Food Products - 2.60%
Austevoll Seafood ASA (v)	2,800	22,030
Cloetta AB (v)	11,600	19,713
Elders Ltd. (v)	7,600	46,447
Lassonde Industries, Inc. (Acquired 05/11/2022 - 06/28/2023, Cost $11,423) (m)	130	14,277
Origin Enterprises PLC	9,900	33,644
Premier Foods PLC	12,300	23,193
S Foods, Inc. (v)	900	20,048
Savencia SA	230	12,705
		192,057
Personal Care Products - 0.32%
PZ Cussons PLC (v)	7,900	8,909
Shinnihonseiyaku Company Ltd. (v)	1,300	14,601
		23,510
TOTAL CONSUMER STAPLES		250,671

ENERGY - 6.01%
Energy Equipment & Services - 1.81%
Aker Solutions ASA (v)	3,200	11,478
CES Energy Solutions Corp.	7,200	25,036
Enerflex Ltd.	3,000	17,452
Expro Group Holdings NV (a)	1,133	22,626
Pason Systems, Inc.	1,600	18,474
SBM Offshore NV (v)	900	14,375
Schoeller-Bleckmann Oilfield Equipment AG (v)	270	12,904
STEP Energy Services Ltd. (a) (r)	4,300	11,746
		134,091
Oil, Gas & Consumable Fuels - 4.20%
Ampol Ltd. (v)	1,000	25,940
Baytex Energy Corp.	8,200	29,602
Birchcliff Energy Ltd.	3,400	13,404
Cardinal Energy Ltd. (Acquired 05/04/2021 - 06/28/2023, Cost $26,778) (m)	6,700	35,020
Crescent Point Energy Corp.	4,700	38,445
EnQuest PLC (a) (v)	74,700	13,292
Kosmos Energy Ltd. (a)	4,800	28,608
NuVista Energy Ltd. (a)	2,400	21,049
Pantheon Resources PLC (a) (v)	40,773	13,603
Tamarack Valley Energy Ltd.	11,300	32,034
Tullow Oil PLC (a) (v)	72,449	28,387
Vermilion Energy, Inc.	2,500	31,080
		310,464
TOTAL ENERGY		444,555

FINANCIALS - 26.45%
Banks - 10.62%
Aozora Bank Ltd. (v)	1,600	25,920
The Awa Bank Ltd. (v)	2,000	36,767
Bank Danamon Indonesia Tbk PT (v)	113,900	21,414
The Bank of East Asia Ltd. (v)	25,178	30,001
Basellandschaftliche Kantonalbank	12	11,097
Caisse Regionale de Credit Agricole Mutuel Brie Picardie	700	13,593
Caisse Regionale de Credit Agricole Mutuel de Normandie-Seine	160	12,423
Caisse Regionale de Credit Agricole Mutuel de Paris et d'Ile-de-France	180	11,788
Caisse Regionale de Credit Agricole Mutuel Nord de France	1,000	13,056
Canadian Western Bank	1,600	33,310
Dah Sing Financial Holdings Ltd. (v)	13,600	31,258
EQB, Inc.	370	23,204
The First Bank of Toyama Ltd. (v)	3,300	20,777
The Hachijuni Bank Ltd. (v)	3,700	24,982
Heartland Group Holdings Ltd. (v)	13,100	10,031
Iyogin Holdings, Inc. (v)	3,400	26,308
mBank SA (a) (v)	100	18,511
MyState Ltd. (v)	10,200	24,318
Norion Bank AB (a) (v)	9,600	41,859
Pareto Bank ASA	4,200	22,748
Raiffeisen Bank International AG (v)	2,000	39,807
Spar Nord Bank A/S (v)	1,300	21,698
SpareBank 1 Nord Norge	2,300	20,253
Sparebank 1 Oestlandet (v)	2,900	33,246
SpareBank 1 SMN (v)	1,700	21,640
SpareBank 1 SR-Bank ASA (v)	1,800	22,639
Sparebanken More (v)	2,900	24,395
Sparebanken Vest (v)	3,700	39,684
Sparekassen Sjaelland-Fyn A/S (v)	700	21,594
Suruga Bank Ltd. (v)	5,700	33,207
TOMONY Holdings, Inc. (v)	6,100	16,816
Unicaja Banco SA (r) (v)	29,900	37,050
		785,394
Capital Markets - 4.04%
AGF Management Ltd.	3,900	23,609
Altshuler Shaham Finance Ltd. (v)	10,300	14,176
AURELIUS Equity Opportunities SE & Company KGaA	1,400	22,082
Azimut Holding SpA (v)	900	24,467
CI Financial Corp.	1,700	21,737
CMC Markets PLC (r)	11,300	31,020
Flow Traders Ltd. (v)	900	17,748
HS Holdings Company Ltd. (v)	4,500	29,804
IG Group Holdings PLC (v)	1,600	14,763
JAFCO Group Company Ltd. (v)	1,800	22,259
Jupiter Fund Management PLC (v)	32,450	36,313
Man Group PLC (v)	7,100	23,953
Navigator Global Investments Ltd. (v)	15,500	16,587
		298,518
Consumer Finance - 0.69%
Hoist Finance AB (a) (r) (v)	4,900	24,331
Resurs Holding AB (r) (v)	9,200	13,361
Solvar Ltd. (v)	19,100	13,340
		51,032
Financial Services - 4.51%
Australian Finance Group Ltd. (v)	19,300	20,491
Banca IFIS SpA (v)	1,800	35,266
BFF Bank SpA (r) (v)	1,900	25,438
Corp. Financiera Alba SA	400	20,692
Financial Partners Group Company Ltd. (v)	3,300	46,435
GRENKE AG (v)	800	20,896
Kinnevik AB (a) (v)	2,200	24,674
OFX Group Ltd. (a)	13,400	14,233
OSB Group PLC (v)	3,100	14,809
PayPoint PLC (v)	1,900	11,682
Peugeot Invest (v)	200	25,263
Plus500 Ltd. (v)	1,800	41,018
SBI ARUHI Corp. (v)	3,600	22,314
WAG Payment Solutions PLC (a) (v)	11,600	9,836
		333,047
Insurance - 6.59%
Beazley PLC (v)	1,900	15,977
Brookfield Reinsurance Ltd. (a)	600	25,239
Clal Insurance Enterprises Holdings Ltd. (a) (v)	1,000	18,403
Coface SA (v)	2,500	39,518
Direct Line Insurance Group PLC (a) (v)	12,900	31,748
FBD Holdings PLC	900	12,817
Grupo Catalana Occidente SA (v)	1,000	38,305
Harel Insurance Investments & Financial Services Ltd. (a) (v)	3,000	28,843
Hiscox Ltd.	1,100	17,216
IDI Insurance Company Ltd.	600	17,542
Just Group PLC (v)	20,000	26,535
Lancashire Holdings Ltd.	2,400	18,750
Menora Mivtachim Holdings Ltd.	600	16,123
The Phoenix Holdings Ltd. (v)	2,200	21,944
Protector Forsikring ASA (v)	900	18,851
SCOR SE (v)	700	24,232
Solid Forsakring AB	2,400	15,583
Steadfast Group Ltd. (v)	5,600	21,457
Unipol Gruppo SpA (v)	5,700	47,766
Vienna Insurance Group AG Wiener Versicherung Gruppe	460	14,342
Wuestenrot & Wuerttembergische AG (v)	1,100	15,800
		486,991
TOTAL FINANCIALS		1,954,982

HEALTH CARE - 5.05%
Biotechnology - 0.21%
Bavarian Nordic A/S (a) (v)	700	15,681

Health Care Equipment & Supplies - 1.81%
Eiken Chemical Company Ltd. (v)	2,600	33,852
El.En. SpA (v)	1,900	24,017
Japan Lifeline Company Ltd. (v)	2,700	21,540
Paramount Bed Holdings Company Ltd. (v)	1,600	27,168
Riverstone Holdings Ltd. (v)	43,400	27,326
		133,903
Health Care Providers & Services - 1.88%
Charm Care Corp. KK (v)	4,200	45,825
Medical Facilities Corp.	5,100	38,969
Oriola Oyj (v)	19,200	21,043
St-Care Holding Corp. (v)	5,500	32,721
		138,558
Health Care Technology - 0.34%
Software Service, Inc. (v)	300	25,168

Pharmaceuticals - 0.81%
Faes Farma SA (v)	9,600	32,588
Tsumura & Company (v)	1,100	27,385
		59,973
TOTAL HEALTH CARE		373,283

INDUSTRIALS - 24.38%
Aerospace & Defense - 1.34%
Austal Ltd. (v)	16,400	23,475
Babcock International Group PLC (v)	6,500	42,657
QinetiQ Group PLC (v)	7,200	33,167
		99,299
Air Freight & Logistics - 1.02%
bpost SA	6,200	23,171
International Distributions Services PLC (a) (v)	4,500	13,007
PostNL NV (v)	7,826	10,658
Wincanton PLC (v)	3,800	28,733
		75,569
Building Products - 0.18%
Deceuninck NV (v)	5,300	12,896

Commercial Services & Supplies - 1.46%
Dexterra Group, Inc.	7,800	31,959
DO & CO AG	150	22,397
Downer EDI Ltd. (v)	11,200	37,244
ISS A/S (v)	900	16,397
		107,997
Construction & Engineering - 2.92%
Aecon Group, Inc.	1,500	18,837
Costain Group PLC	21,500	20,352
Dai-Dan Company Ltd. (v)	2,200	34,973
Fukuda Corp. (v)	400	14,826
Hazama Ando Corp. (v)	1,700	13,239
JGC Holdings Corp. (v)	1,100	10,785
Koninklijke BAM Groep NV (v)	7,700	29,193
Kyudenko Corp. (v)	500	20,743
Novac Company Ltd. (v)	700	17,005
NRW Holdings Ltd. (v)	8,000	15,263
Yurtec Corp. (v)	2,100	20,557
		215,773
Electrical Equipment - 0.82%
Endo Lighting Corp. (v)	4,300	43,007
Innovatec SpA (a) (i) (v)	14,000	17,817
		60,824
Ground Transportation - 0.65%
Lindsay Australia Ltd. (v)	46,217	33,573
Redde Northgate PLC	3,000	14,445
		48,018
Machinery - 9.41%
Danieli & C Officine Meccaniche SpA (v)	900	23,730
Duerr AG (v)	1,490	34,431
Iveco Group NV (a) (v)	4,000	59,588
Luxfer Holdings PLC	2,200	22,814
Morgan Advanced Materials PLC	4,300	15,468
Morita Holdings Corp. (v)	3,000	32,502
NGK Insulators Ltd. (v)	1,600	21,514
Norma Group SE (v)	1,900	35,269
Obara Group, Inc. (v)	800	20,111
Okamoto Machine Tool Works Ltd. (v)	900	38,587
OKUMA Corp. (v)	800	38,049
Pegasus Company Ltd. (v)	10,800	38,051
Rieter Holding AG (v)	300	43,324
SFS Group AG (v)	310	40,760
Sulzer AG (v)	370	45,030
Takuma Company Ltd. (v)	2,500	31,050
Techno Smart Corp. (v)	1,100	15,019
Tocalo Company Ltd. (v)	3,400	39,891
Tsugami Corp. (v)	4,500	34,225
VBG Group AB (v)	900	26,362
Vesuvius PLC (v)	6,400	39,925
		695,700
Professional Services - 4.21%
AFRY AB (v)	2,400	38,320
Bertrandt AG	410	20,192
Career Design Center Company Ltd. (v)	1,100	12,943
EJ Holdings, Inc. (v)	1,900	22,177
FULLCAST Holdings Company Ltd. (v)	1,600	15,302
Hito Communications Holdings, Inc. (v)	4,000	30,710
McMillan Shakespeare Ltd. (v)	1,700	21,737
Openjobmetis SpA Agenzia Per Il Lavoro	1,300	22,791
Pagegroup PLC (v)	2,500	14,150
Pasco Corp. (v)	1,900	23,425
Pasona Group, Inc. (v)	900	16,556
PeopleIN Ltd. (v)	33,600	24,080
SThree PLC (v)	3,000	16,266
Will Group, Inc. (v)	4,600	32,145
		310,794
Trading Companies & Distributors - 2.37%
Howden Joinery Group PLC (v)	1,600	18,315
Kamei Corp. (v)	3,200	43,604
RS Group PLC (v)	1,500	13,754
Wajax Corp.	1,000	24,185
Yamazen Corp. (v)	4,200	37,118
Yuasa Trading Company Ltd. (v)	1,100	38,437
		175,413
TOTAL INDUSTRIALS		1,802,283

INFORMATION TECHNOLOGY - 10.54%
Communications Equipment - 0.65%
Evertz Technologies Ltd.	2,200	24,070
Ituran Location and Control Ltd.	850	23,766
		47,836
Electronic Equipment, Instruments & Components - 2.92%
Anritsu Corp. (v)	1,500	12,141
Esprinet SpA	3,000	17,413
Horiba Ltd. (v)	500	51,946
Hosiden Corp. (v)	2,600	33,106
Incap Oyj (a)	4,500	44,713
Santec Holdings Corp.(v)	1,000	34,109
Sun-Wa Technos Corp. (v)	1,400	22,249
		215,677
IT Services - 3.53%
Argo Graphics, Inc. (v)	600	16,874
Aubay (v)	540	23,720
Digital Hearts Holdings Company Ltd. (v)	2,400	15,161
GFT Technologies SE (v)	1,010	29,392
Indra Sistemas SA (v)	1,300	26,942
Itfor, Inc. (v)	2,800	25,027
Know IT AB (v)	800	11,810
Mitsubishi Research Institute, Inc. (v)	600	19,671
Pole To Win Holdings, Inc. (v)	6,300	21,296
Prevas AB (v)	1,600	18,311
SB Technology Corp. (v)	2,100	28,959
Sopra Steria Group (v)	100	24,235
		261,398
Semiconductors & Semiconductor Equipment - 2.03%
Inter Action Corp. (v)	4,900	42,120
Melexis NV (v)	250	20,245
Optorun Company Ltd. (v)	1,700	23,146
u-blox Holding AG (a) (v)	310	29,859
UMS Holdings Ltd. (v)	13,725	13,721
Yamaichi Electronics Company Ltd. (v)	1,300	20,776
		149,867
Software - 1.41%
Cresco Ltd. (v)	2,600	36,859
F-Secure Oyj (v)	9,700	19,621
Fukui Computer Holdings, Inc. (v)	800	13,668
Silverlake Axis Ltd.	85,500	13,931
UNITED, Inc. (v)	3,400	19,912
		103,991
TOTAL INFORMATION TECHNOLOGY		778,769

MATERIALS - 8.92%
Chemicals - 3.26%
C Uyemura & Company Ltd. (v)	300	20,434
Dai Nippon Toryo Company Ltd. (v)	5,000	38,734
FUCHS SE (v)	1,000	39,272
Fuso Chemical Company Ltd. (v)	700	21,370
Hodogaya Chemical Company Ltd. (v)	1,300	30,799
Kanto Denka Kogyo Company Ltd. (v)	3,900	25,988
Soken Chemical & Engineering Company Ltd. (v)	800	16,916
Tessenderlo Group SA (v)	577	15,095
Zeon Corp. (v)	3,700	32,229
		240,837
Construction Materials - 1.98%
Adbri Ltd. (a) (v)	15,000	30,613
Cementir Holding NV (v)	2,100	23,771
CSR Ltd. (v)	5,300	30,468
Forterra PLC (r)	17,211	37,407
Shinagawa Refractories Company Ltd. (v)	1,900	23,880
		146,139
Containers & Packaging - 0.99%
Billerud Aktiebolag (v)	2,200	19,742
Fuji Seal International, Inc. (v)	1,900	24,909
Vetropack Holding AG	800	28,874
		73,525
Metals & Mining - 1.77%
Grange Resources Ltd. (v)	94,900	27,210
Iluka Resources Ltd. (v)	4,400	20,681
Maruichi Steel Tube Ltd. (v)	600	16,021
Rana Gruber ASA (v)	1,600	11,581
Stelco Holdings, Inc.	600	19,787
Vulcan Steel Ltd. (v)	6,400	35,171
		130,451
Paper & Forest Products - 0.92%
Arctic Paper SA (v)	2,800	14,720
Canfor Corp. (a)	1,700	21,474
Rottneros AB (v)	12,000	13,535
Western Forest Products, Inc.	39,900	18,557
		68,286
TOTAL MATERIALS		659,238

REAL ESTATE - 0.72%
Health Care Real Estate Investment Trusts - 0.30%
Target Healthcare REIT PLC (v)	21,300	22,637

Retail Real Estate Investment Trusts - 0.42%
SmartCentres Real Estate Investment Trust	1,800	30,869
TOTAL REAL ESTATE		53,506

UTILITIES - 2.10%
Electric Utilities - 0.83%
Elmera Group ASA (r) (v)	13,500	43,026
EVN AG (v)	700	18,500
		61,526
Gas Utilities - 0.74%
Hiroshima Gas Company Ltd. (v)	7,200	18,188
Italgas SpA (v)	6,300	36,703
		54,891
Multi-Utilities - 0.53%
ACEA SpA (v)	2,200	38,992
TOTAL UTILITIES		155,409

Total common stocks (Cost $6,216,273)		7,212,829

Total long-term investments (Cost $6,216,273)		7,212,829
	Principal
SHORT-TERM INVESTMENTS - 2.42%	Amount
Time Deposits - 2.42%
Citigroup, Inc., 2.85%, 04/02/2024*	EUR 14	15
JPMorgan Chase & Company, 4.68%, 04/01/2024*	$178,892	178,892
Total short-term investments (Cost $178,907)		178,907

Total investments - 99.99% (Cost $6,395,180)		7,391,736

Other assets in excess of liabilities - 0.01%		498

Net assets - 100.00%		$7,392,234

(a)	- Non-income producing security.
(i)	- Illiquid security. The total market value of these securities was $17,817, which represented 0.24% of net assets.
(m)
 - Restricted security.  Purchased in a private placement transaction; resale to the public may require registration.  The total market value of these securities was $49,297, which represented 0.67% of net assets.

(r)	- Rule 144A security under the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers. The total market value of these securities was $286,001, which represented 3.87% of net assets.
(v)
 - Security was fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model.  The total market value of these securities was $5,609,756, which represented 75.89% of net assets. See Security Valuation below.

EUR	- Euro
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Security Valuation. Equity securities traded on a national stock exchange or Nasdaq Global Markets, Nasdaq Select Market and the Nasdaq Capital Markets (together, “Nasdaq”) are valued at the last reported sale price or Nasdaq Official Closing Price, as applicable, on that day, or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or Nasdaq. Over-the-counter securities not traded on Nasdaq are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Foreign equity securities (which are principally traded in markets other than the U.S.) are valued based upon the last reported sale price on the primary exchange or market on which they trade as of the close of business of such exchange or market immediately preceding the time of determining the Fund’s net asset value. Any Fund assets or liabilities initially valued in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing foreign currency exchange market rates as provided by an independent and qualified pricing source approved by the valuation designee (“Pricing Service”).

The Trust’s Board of Trustees (the “Board”) has designated Hotchkis & Wiley Capital Management, LLC (the “Advisor”) as the Fund’s “valuation designee” to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. The Advisor, as the Fund’s valuation designee, has established procedures for its fair valuation of the Fund’s portfolio investments, which address, among other things, determining when market quotations are not readily available or reliable and certain methodologies for the fair valuation of such portfolio investments, as well as the use and oversight of Pricing Services.

Fixed-income securities are generally valued at their evaluated mean prices provided by Pricing Services. Pricing Services generally provide an evaluated price that takes into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, and may provide a price determined by a matrix pricing method or other analytical pricing models. If valuations from the Pricing Services are unavailable or deemed unreliable, the fixed-income security shall be priced according to the average of the bid and ask prices of broker quotes (or a single broker quote) for such security or the last sale price reported on FINRA’s Trade Reporting and Compliance Engine (“TRACE”) (excluding cross and retail trades).

For portfolio holdings which trade in markets that close prior to the close of trading on the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), the Fund generally utilizes a Pricing Service’s fair value price which is designed to capture events occurring after a foreign exchange closes that may affect the value of certain portfolio holdings traded on those foreign exchanges. When this fair value pricing is employed, the value of the portfolio holdings used to calculate the Fund’s net asset value may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of March 31, 2024:

Level 1 --- Quoted prices in an active market
Common Stocks	$1,603,073
Level 2 --- Other significant observable market inputs:
Common Stocks:
Communication Services	94,568
Consumer Discretionary	455,211
Consumer Staples	151,426
Energy	119,979
Financials	1,522,525
Health Care	334,314
Industrials	1,565,672
Information Technology	654,876
Materials	533,139
Real Estate	22,637
Utilities	155,409
Time Deposits	178,907
Level 3 --- Significant unobservable inputs	-

Total Investments	$7,391,736